Note 5 - Accounts Receivable (Details) - Allowance for Doubtful Accounts - USD ($)			3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Abstract]
Balance at beginning of period	$ 2,899	$ 108,750	$ 24,882	$ 2,899	$ 2,899
Provisions, net	36,763	92,224	2,909	$ (4,492)	36,763	$ 92,224
Write-off/recovery	(14,780)	(198,075)	5,819		(14,780)
Balance at end of period	$ 24,882	$ 2,899	$ 21,972		$ 24,882	$ 2,899